ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 97.9%

Commodity Fund – 3.6%
SPDR Gold Shares*	19,395	$3,503,707

Equity Fund – 94.3%
Invesco QQQ Trust Series 1(a)	106,029	38,439,753
iShares Core S&P Small-Cap ETF(a)	36,584	3,946,682
iShares US Technology ETF	158,800	16,362,752
Technology Select Sector SPDR Fund	185,219	29,436,856
Vanguard Total Stock Market ETF	14,745	3,356,994
Total Equity Fund		91,543,037

Total Exchange Traded Funds
(Cost $93,186,125)		95,046,744

MONEY MARKET FUND – 2.1%
Fidelity Investments Money Market Government Portfolio – Class I, 0.01%(b)
(Cost $2,060,934)	2,060,934	2,060,934

Total Investments – 100.0%
(Cost $95,247,059)		97,107,678
Liabilities in Excess of Other Assets – (0.0)%**		(15,826)
Net Assets – 100.0%		$97,091,852

ETF - Exchange Traded Fund

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,395,859; the aggregate market value of the collateral held by the fund is $5,590,793. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,590,793.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$95,046,744	$–	$–	$95,046,744
Money Market Fund	2,060,934	–	–	2,060,934
Total	$97,107,678	$–	$–	$97,107,678

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	3.6%
Equity Fund	94.3
Money Market Fund	2.1
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.